Rule 497(e)

Registration Nos. 333-125751 and 811-21774

FIRST TRUST EXCHANGE-TRADED FUND
FIRST TRUST WATER ETF
(the “Fund”)
SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2017
DATED JUNE 19, 2017
Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, the name of the Fund’s Index is changed to “ISE Clean Edge Water Index.”
PLEASE KEEP THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE